Employee Benefit Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employers contribution	5.00%	5.00%
Total contributions to Retirement Savings Plans		$ 0.1
U.S. Treasury bond term		30 years
Participants full vested period	Three years	Three years
Funded status at end of year		0.4
Defined Contribution Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employers contribution		100.00%
Defined Contribution Plans Participant Group One
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined contribution plans, participant's contribution		4.50%
Defined contribution plans, non-elective fixed annual contribution		2.00%
Defined Contribution Plans Participant Group Two
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined contribution plans, participant's contribution		7.00%
Defined contribution plans, non-elective fixed annual contribution		3.50%
Retirement and Savings Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total contributions to Retirement Savings Plans		$ 0.6